Summary of Significant Accounting Policies (Change in warranty liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 3,620	$ 3,224	$ 5,697
Charged to expense	1,487	3,172	4,031
Deductions or other	2,237	2,776	6,504
Balance at end of period	$ 2,870	$ 3,620	$ 3,224